Note 13 - Income Taxes - Non-capital Losses Available for Carry Forward (Details)	Dec. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Non-capital losses available for carry forward	$ 23,620,000
2026 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward
2027 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward
2028 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	1,231,000
2029 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	2,991,000
2030 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	4,356,000
2031 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	4,646,000
2032 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	1,188,000
2033 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	806,000
2034 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	436,000
2035 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	54,000
2036 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	420,000
2037 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	5,082,000
2038 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	1,359,000
2039 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward	1,051,000
2040 [member]
Statement Line Items [Line Items]
Non-capital losses available for carry forward